EVENTS AFTER THE REPORTING DATE (Details Narrative)		12 Months Ended
	Jan. 14, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Nov. 15, 2021 $ / shares	Feb. 05, 2021 $ / shares	Nov. 24, 2020 $ / shares	Sep. 18, 2020 $ / shares	May 01, 2020 $ / shares	Oct. 18, 2019 $ / shares	Sep. 06, 2019 $ / shares
Statement [Line Items]
Proceeds From Stock Exercised | $		$ 206,824	$ 299,812	$ 174,250
Share Price Per Unit | (per share)					$ 2.60	$ 3.75	$ 4	$ 5	$ 1.30	$ 4	$ 2
Subsequent Event [Member]
Statement [Line Items]
Gross Proceeds Released From Escrow | $	$ 6,715,407
Conversion Of Non-flow-through Subscription Receipts	10,094,033
Broker Warrants Issued	601,269
Exercise Price | $ / shares	$ 0.70
Stock Options Expired	62,000
Stock Options Expired, Per Share | $ / shares	$ 4.90
Stock Purchase Warrants Expired	11,666
Stock Purchase Warrants, Per Share | $ / shares	$ 2.60
Stock Purchase Warrants Exercised	10,000
Proceeds From Stock Exercised | $	$ 26,000
Bonus Shares Issued	187,049
Reserved Shares Sold	1,835,000
Reserved Shares Sold, Proceeds | $	$ 1,259,423
Request To Issue Common Share	1,267,145
Share Price Per Unit | $ / shares	$ 0.70
Contingent Consideration Payable | $	$ 2,000,000